Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 343,000	$ 343,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	83,156,969	83,156,969	20,000,000
Common stock, shares outstanding	83,156,969	83,156,969	20,000,000